Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information
Schedule of supplemental cash flow information

	2024	2023	2022

Total additions to contract assets (Note 14)	6,675,914	6,026,053	5,240,528
Total additions to intangible assets (Note 15 (b))	2,862,651	258,473	75,400

Items not affecting cash (see breakdown below)	(1,608,619)	(2,293,201)	(1,765,391)

Total additions to intangible and contract assets according to the statement of cash flows	7,929,946	3,991,325	3,550,537

Investments and financing operations affecting intangible assets but not cash:
Interest capitalized in the year (Note 14 (a))	564,302	638,208	622,803
Contractors payable	748,088	419,457	414,645
Performance agreements	72,205	1,001,528	576,392
Right of use	84,048	108,405	42,182
Construction margin (Note 28)	139,976	125,603	109,369
Total	1,608,619	2,293,201	1,765,391